Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 11,017	$ 4,341
Restricted deposits		29
Accounts receivable:
Trade, net	645	680
Other	897	470
Current assets	12,559	5,520
NON-CURRENT ASSETS:
Long-term restricted deposits	89	82
Long-term deposit	50	44
Property and equipment, net	144	266
Right of use assets	543	441
Intangible assets, net	4,201	4,607
Goodwill	5,387	6,877
Non-current assets	10,414	12,317
TOTAL ASSETS	22,973	17,837
CURRENT LIABILITIES:
Short-term loan		4
Accounts payable and accruals:
Trade	274	237
Other	1,358	1,553
Contract liabilities	441	562
Contingent consideration	915	2,170
Convertible debentures		7,151
Derivative financial instruments	1,448	1,637
Short-term lease liabilities	298	184
Liability in respect of the Israeli Innovation Authority		8
Current liabilities	4,734	13,506
NON-CURRENT LIABILITIES:
Long-term contract liabilities	41	82
Long-term lease liabilities	365	324
Long-term contingent consideration	684
Deferred tax liabilities	793	1,040
Liability in respect of the Israeli Innovation Authority	140	108
Non-current liabilities	2,023	1,554
TOTAL LIABILITIES	6,757	15,060
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares
Share premium	71,492	52,394
Other equity reserves	15,256	13,070
Accumulated deficit	(70,532)	(62,687)
TOTAL EQUITY	16,216	2,777
TOTAL EQUITY AND LIABILITIES	$ 22,973	$ 17,837